Total
CALAMOS TOTAL RETURN BOND FUND
Calamos Total Return Bond Fund
CALAMOS INVESTMENT TRUST Supplement dated April 1, 2021 to the Calamos® Family of Funds Prospectus and the Statement of Additional Information, each dated March 1, 2021

Effective immediately, the table under the section “Fees and Expenses of the Fund” for the Calamos Total Return Bond Fund on page 88 of the Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - CALAMOS TOTAL RETURN BOND FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - CALAMOS TOTAL RETURN BOND FUND		CLASS A SHARES	CLASS C SHARES	CLASS I SHARES
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	none
Other Expenses		0.33%	0.32%	0.32%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.04%	1.78%	0.78%
Expense Reimbursement	[2]	(0.13%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Reimbursement		0.91%	1.66%	0.66%
[1]	“Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various money market funds and ETFs.
[2]	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2023 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 0.90%, 1.65%, and 0.65% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Please retain this supplement for future reference.